CURRENT AND DEFERRED INCOME TAX - Tax Operating Losses (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax operating losses	$ 54,755
Argentina
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax operating losses	1,193
Mexico
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax operating losses	43,517
Peru
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax operating losses	71
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax operating losses	2,541
U.S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax operating losses	$ 7,433